Employee benefits (Details 10) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 21,597	$ 30,766	$ 23,805
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	9,992	14,941	12,771
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,233	4,806	4,119
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	874	1,357	$ 1,102
Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	7,498
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,676	1,084
Not later than one year [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	911
Not later than one year [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	313
Not later than one year [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	71
Not later than one year [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	381
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	7,236	8,955
Later than one year and not later than five years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,820
Later than one year and not later than five years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,221
Later than one year and not later than five years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	286
Later than one year and not later than five years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,909
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	5,185	6,970
Later than five years and not later than ten years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	2,511
Later than five years and not later than ten years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	769
Later than five years and not later than ten years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	192
Later than five years and not later than ten years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,713
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	3,470	5,112
Later than ten years and not later than fifteen years [member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,593
Later than ten years and not later than fifteen years [member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	458
Later than ten years and not later than fifteen years [member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	126
Later than ten years and not later than fifteen years [member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,293
Later Than Fifteen Years [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	4,030	$ 8,645
Later Than Fifteen Years [Member] | Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	1,157
Later Than Fifteen Years [Member] | Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	472
Later Than Fifteen Years [Member] | Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	199
Later Than Fifteen Years [Member] | Health Care Plan [Member]
IfrsStatementLineItems [Line Items]
Pension and medical benefits	$ 2,202